Prepayments to Suppliers	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advance Payments [Abstract]
PREPAYMENTS TO SUPPLIERS

6           PREPAYMENTS TO SUPPLIERS

As of June 30, 2012 and December 31, 2011, prepayments to suppliers are made in connection with the purchase of raw materials and the construction of the Group’s facilities. Prepayments to suppliers are reclassified to inventories or construction-in-progress, when the Group applies the prepayments to related purchases of materials after the related invoices are received.

4        PREPAYMENTS TO SUPPLIERS

As of December 31, 2011 and 2010, prepayments to suppliers are made in connection with the purchase of raw materials and the construction of the Group’s facilities. Prepayments to suppliers are reclassified to inventories or construction-in-progress when the Group applies the prepayments to related purchases of materials after the related invoices are received.